Revenues (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Current contract assets relating to third-party software	R$ 95,871	R$ 15,102
Contract liabilities relating to SaaS	1,672	1,291
Total contract liabilities	1,672	1,291	R$ 1,847
Proprietary software as a service (SaaS)
Disclosure of operating segments [line items]
Total contract assets	95,871	15,102	2,071
Contract liabilities relating to SaaS	1,672	1,291	1,847
Third party software
Disclosure of operating segments [line items]
Current contract assets relating to third-party software	R$ 95,871	R$ 15,102	R$ 2,071